LONG-TERM OPERATING COMMITMENTS - Purchase of Fixed and Intangible Assets (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
2019
Purchase of Fixed and Intangible Assets
Total	R$ 1,335,284
2019 | CHESF
Purchase of Fixed and Intangible Assets
Total	658,464
2019 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	485,235
2019 | ELETROSUL
Purchase of Fixed and Intangible Assets
Total	191,585
2020
Purchase of Fixed and Intangible Assets
Total	352,194
2020 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	144,192
2020 | ELETROSUL
Purchase of Fixed and Intangible Assets
Total	208,002
2021
Purchase of Fixed and Intangible Assets
Total	102,654
2021 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	2,138
2021 | ELETROSUL
Purchase of Fixed and Intangible Assets
Total	100,516
2022
Purchase of Fixed and Intangible Assets
Total	92,083
2022 | ELETROSUL
Purchase of Fixed and Intangible Assets
Total	R$ 92,083